Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

Collection Period Start	1-Jan-21	Distribution Date	16-Feb-21
Collection Period End	31-Jan-21	30/360 Days	30
Beg. of Interest Period	15-Jan-21	Actual/360 Days	32
End of Interest Period	16-Feb-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,024,096.62	830,292,444.82	768,842,523.61	0.5105114
Total Securities		1,506,024,096.62	830,292,444.82	768,842,523.61	0.5105114
Class A-1 Notes	2.282220%	169,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	2.270000%	285,450,000.00	6,747,591.51	0.00	0.0000000
Class A-2b Notes	0.396500%	233,550,000.00	5,520,756.69	0.00	0.0000000
Class A-3 Notes	2.270000%	456,000,000.00	456,000,000.00	406,818,426.99	0.8921457
Class A-4 Notes	2.290000%	106,000,000.00	106,000,000.00	106,000,000.00	1.0000000
Certificates	0.000000%	256,024,096.62	256,024,096.62	256,024,096.62	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	6,747,591.51	12,764.19	23.6384358	0.0447160
Class A-2b Notes	5,520,756.69	1,945.76	23.6384358	0.0083312
Class A-3 Notes	49,181,573.01	862,600.00	107.8543268	1.8916667
Class A-4 Notes	0.00	202,283.33	0.0000000	1.9083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	61,449,921.21	1,079,593.28

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					11,055,621.13
Monthly Interest					5,803,095.01

Total Monthly Payments					16,858,716.14
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					623,858.37
Aggregate Sales Proceeds Advance					22,760,621.75

Total Advances					23,384,480.12
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					48,554,526.13
Excess Wear and Tear and Excess Mileage					319,388.49
Remaining Payoffs					0.00
Net Insurance Proceeds					1,093,435.70
Residual Value Surplus					4,404,642.02

Total Collections					94,615,188.60

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		19,467,552.57			1,219
Involuntary Repossession		231,223.00			17
Voluntary Repossession		93,968.00			5
Full Termination		15,931,997.28			1,038
Bankruptcty		—			—
Insurance Payoff			1,076,778.79		55
Customer Payoff				365,824.39	24
Grounding Dealer Payoff				11,862,974.69	695
Dealer Purchase				3,359,360.68	165

Total		35,724,740.85	1,076,778.79	15,588,159.76	3,218

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	49,211	1,030,646,784.56	7.00000%	830,292,444.82
Total Depreciation Received		(15,606,370.84)		(12,706,743.86)
Principal Amount of Gross Losses	(87)	(1,681,013.56)		(1,379,076.41)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,171)	(21,781,468.72)		(17,656,475.07)
Scheduled Terminations	(2,130)	(36,916,179.77)		(29,707,625.87)

Pool Balance - End of Period	45,823	954,661,751.67		768,842,523.61
Remaining Pool Balance
Lease Payment				148,913,253.85
Residual Value				619,929,269.76

Total				768,842,523.61

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	94,615,188.60
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	94,615,188.60
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	681,179.86
3. Reimbursement of Sales Proceeds Advance	19,114,925.05
4. Servicing Fee:
Servicing Fee Due	691,910.37
Servicing Fee Paid	691,910.37
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	20,488,015.28
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	12,764.19
Class A-2a Notes Monthly Interest Paid	12,764.19
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	1,945.76
Class A-2b Notes Monthly Interest Paid	1,945.76
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	862,600.00
Class A-3 Notes Monthly Interest Paid	862,600.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	202,283.33
Class A-4 Notes Monthly Interest Paid	202,283.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,079,593.28
Total Note and Certificate Monthly Interest Paid	1,079,593.28
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	73,047,580.04
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	61,449,921.21
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	61,449,921.21
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	11,597,658.83

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,120.48
Required Reserve Account Amount			7,530,120.48
Beginning Reserve Account Balance			7,530,120.48
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,120.48
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			11,597,658.83
Gross Reserve Account Balance			19,127,779.31
Remaining Available Collections Released to Seller			11,597,658.83
Total Ending Reserve Account Balance			7,530,120.48

V. POOL STATISTICS

Weighted Average Remaining Maturity			9.17
Monthly Prepayment Speed			68%
Lifetime Prepayment Speed			64%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,597,947.03
Securitization Value of Defaulted Receivables and Casualty Receivables		1,379,076.41	87
Aggregate Defaulted and Casualty Gain (Loss)		218,870.62
Pool Balance at Beginning of Collection Period		830,292,444.82
Net Loss Ratio
Current Collection Period		0.0264%
Preceding Collection Period		0.0321%
Second Preceding Collection Period		-0.0221%
Third Preceding Collection Period		0.0429%
Cumulative Net Losses for all Periods		0.0535%	805,251.88

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.48%	3,999,735.20	262
61-90 Days Delinquent	0.21%	1,715,435.83	111
91-120 Days Delinquent	0.06%	490,925.37	33
More than 120 Days	0.02%	139,799.48	9

Total Delinquent Receivables:	0.75%	6,345,895.88	415

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.28%	0.31%
Preceding Collection Period		0.23%	0.25%
Second Preceding Collection Period		0.20%	0.22%
Third Preceding Collection Period		0.19%	0.20%
60 Day Delinquent Receivables		2,436,771.66
Delinquency Percentage		0.29%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		35,399,549.85	2,257
Securitization Value		31,489,404.36	2,257

Aggregate Residual Value Surplus (Loss)		3,910,145.49

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		225,449,638.46	13,765
Cumulative Securitization Value		198,308,253.89	13,765

Cumulative Residual Value Surplus (Loss)		27,141,384.57

Book Amount of Extensions		2,003,257.18
Number of Extensions		82

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			30,129,731.70
Reimbursement of Outstanding Advance			19,114,925.05
Additional Advances for current period			22,760,621.75

Ending Balance of Residual Advance			33,775,428.40

Beginning Balance of Payment Advance			1,613,438.95
Reimbursement of Outstanding Payment Advance			681,179.86
Additional Payment Advances for current period			623,858.37

Ending Balance of Payment Advance			1,556,117.46

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO